PROVISIONS - Changes in provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Provisions, beginning balance	€ 182,539
Additional provisions	43,561
Use and other changes	(65,417)
Translation differences and other	4,889
Provisions, ending balance	165,572	€ 182,539
Warranty and recall campaigns provision
Disclosure of other provisions [line items]
Provisions, beginning balance	111,129
Additional provisions	28,131
Use and other changes	(32,584)
Translation differences and other	1,135
Provisions, ending balance	107,811	111,129
Legal proceedings and disputes
Disclosure of other provisions [line items]
Provisions, beginning balance	37,154
Additional provisions	3,037
Use and other changes	(14,280)
Translation differences and other	1,186
Provisions, ending balance	27,097	37,154
Other risks
Disclosure of other provisions [line items]
Provisions, beginning balance	34,256
Additional provisions	12,393	11,420	€ 8,339
Use and other changes	(18,553)
Translation differences and other	2,568
Provisions, ending balance	€ 30,664	€ 34,256